Debt (Tables)	3 Months Ended
Mar. 31, 2020
Debt Disclosure [Abstract]
Summary of Company's Financing Arrangements

The following table summarizes the Company’s financing arrangements in place as of March 31, 2020:

	March 31, 2020
	Facility							Collateral
	Date issued	Outstanding face amount	Carrying value	Maximum facility size	Final stated maturity	Weighted average interest rate (1)	Weighted average life (years) (2)	Outstanding face amount	Carrying value	Weighted average life (years) (2)

Asset Specific Financing

Single Family Rental

Freddie Mac	7/12/2019	788,345	788,345	789,967	7/12/2029	2.44%	8.1	863,109	933,219	8.1

Total/weighted average		$788,345	$788,345	$789,967		2.44%	8.1	$863,109	$933,219	8.1

(1)	Weighted-average interest rate is weighted using unpaid principal balances.
(2)	Weighted-average life is determined using the maximum maturity date of the corresponding loans, assuming all extension options are exercised by the borrower.

Schedule of Outstanding Principal Balances Related to SFR Loans

As of March 31, 2020, the outstanding principal balances related to the SFR Loans consisted of the following (dollars in thousands):

Investment	Investment Date	Outstanding Principal Balance	Location	Property Type	Interest Type	Interest Rate	Maturity Date

SFR Loans

Senior loan	2/11/2020	$465,689	Various	Single-family	Fixed	2.24%	9/1/2028

Senior loan	2/11/2020	9,304	Various	Single-family	Fixed	3.51%	2/1/2028

Senior loan	2/11/2020	4,980	Various	Single-family	Fixed	2.48%	8/1/2023

Senior loan	2/11/2020	9,701	Various	Single-family	Fixed	2.79%	9/1/2028

Senior loan	2/11/2020	6,955	Various	Single-family	Fixed	2.69%	7/1/2028

Senior loan	2/11/2020	5,236	Various	Single-family	Fixed	2.64%	10/1/2028

Senior loan	2/11/2020	11,326	Various	Single-family	Fixed	3.02%	10/1/2028

Senior loan	2/11/2020	5,832	Various	Single-family	Fixed	2.87%	9/1/2023

Senior loan	2/11/2020	7,711	Various	Single-family	Fixed	3.02%	11/1/2028

Senior loan	2/11/2020	46,146	Various	Single-family	Fixed	2.14%	10/1/2025

Senior loan	2/11/2020	9,158	Various	Single-family	Fixed	3.30%	10/1/2028

Senior loan	2/11/2020	36,176	Various	Single-family	Fixed	2.70%	11/1/2028

Senior loan	2/11/2020	5,973	Various	Single-family	Fixed	2.68%	11/1/2028

Senior loan	2/11/2020	13,603	Various	Single-family	Fixed	2.61%	11/1/2023

Senior loan	2/11/2020	5,346	Various	Single-family	Fixed	3.14%	12/1/2028

Senior loan	2/11/2020	9,562	Various	Single-family	Fixed	3.02%	12/1/2028

Senior loan	2/11/2020	10,036	Various	Single-family	Fixed	2.77%	12/1/2028

Senior loan	2/11/2020	4,932	Various	Single-family	Fixed	2.97%	1/1/2029

Senior loan	2/11/2020	8,468	Various	Single-family	Fixed	3.14%	1/1/2029

Senior loan	2/11/2020	5,878	Various	Single-family	Fixed	2.40%	2/1/2024

Senior loan	2/11/2020	4,279	Various	Single-family	Fixed	3.06%	2/1/2029

Senior loan	2/11/2020	16,179	Various	Single-family	Fixed	2.91%	2/1/2029

Senior loan	2/11/2020	7,064	Various	Single-family	Fixed	2.98%	2/1/2029

Senior loan	2/11/2020	7,346	Various	Single-family	Fixed	2.80%	2/1/2029

Senior loan	2/11/2020	6,191	Various	Single-family	Fixed	2.99%	3/1/2029

Senior loan	2/11/2020	9,284	Various	Single-family	Fixed	2.45%	3/1/2026

Senior loan	2/11/2020	55,988	Various	Single-family	Fixed	2.70%	3/1/2029

Total		$788,345				2.44%

Activity Related to Carrying Value of Credit Facility

For the three months ended March 31, 2020, the activity related to the carrying value of the Credit Facility were as follows (in thousands):

Balances as of December 31, 2019	$—

Assumption of debt	788,764

Principal repayments	(419)

Balances as of March 31, 2020	$788,345

Summary of Aggregate Scheduled Maturities of Total Debt

The aggregate scheduled maturities, including amortizing principal payments, of total debt for the next five calendar years subsequent to March 31, 2020 are as follows (in thousands):

Year	Non-recourse	Total

2020	$—	$—

2021	—	—

2022	—	—

2023	(24,415)	(24,415)

2024	(5,878)	(5,878)

Thereafter	(758,052)	(758,052)

	$(788,345)	$(788,345)